UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215 (Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 - June 30, 2023

Item 1. Report to Shareholders.

(a)

X-SQUARE BALANCED FUND, LLC

First mutual fund in Puerto Rico registered with the SEC

Semi-Annual Report

June 30, 2023

SCAN ME

www.xsquarecapital.com
info@squarecapital.com
(787) 282-1621

90 Carr 165, Suite 803
Centro Internacional de Mercadeo II
Guaynabo, PR 00968

TICKER	SHARE CLASS
SQBFX	Class A
SQCBX	Class C
SQBIX	Institutional Class

Table of Contents

Management Discussion of Fund Performance and Portfolio Update	1
Disclosure of Fund Expenses	4
Schedule of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	21
Additional Information	28

Management Discussion of Fund
X-Square Balanced Fund	Performance and Portfolio Update
June 30, 2023 (Unaudited)

Average Annual Total Returns (as of June 30, 2023)

	6 Month	1 Year	Since Inception*
X- Square Balanced Fund - A - NAV	6.48%	9.88%	5.21%
X- Square Balanced Fund - A - LOAD	2.47%	5.75%	4.11%
X- Square Balanced Fund - C - NAV	6.18%	9.13%	4.43%
X- Square Balanced Fund - C - LOAD	5.18%	8.13%	4.43%
X- Square Balanced Fund - Institutional - NAV	6.61%	10.19%	5.47%
S&P 500 Total Return Index(a)	16.89%	19.59%	12.56%
60% S&P 500 and 40% Bloomberg Barclays US Aggregate(b)	10.81%	11.24%	7.04%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the X-Square Balanced Fund (the "Fund”) shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. The table shown above does not reflect the dedication of taxes that a Shareholder would pay on Fund distributions or the redemption of Fund shares but does reflect the reinvestment of all dividends and distributions. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (787) 282-1621 or by visiting www.xsquarecapital.com.

Fund performance reflects contractual reimbursements in effect. In their absence, performance would be reduced. X-Square Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund through at least April 30, 2024, to ensure that Net Annual Operating Expenses will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets for Class A, Class C and Institutional Class shares, respectively. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

*	Fund’s inception date is November 1, 2019.
(a)	S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period. This index does not incur expenses and is not available for direct investment.
(b)	The 60/40 blend is composed of 60% Standard & Poor’s 500 Index (S&P) and 40% Bloomberg Barclays U.S. Aggregate Bond Index (BC Agg) and assumes monthly rebalancing. The S&P is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The BC Agg is an unmanaged index that is widely regarded as a standard for measuring U.S. investment grade bond market performance. These indices do not incur expenses and are not available for direct investment. These indices include reinvestment of dividends and/or interest income.

Semi-Annual Report | June 30, 2023	1

Management Discussion of Fund
X-Square Balanced Fund	Performance and Portfolio Update
June 30, 2023 (Unaudited)

Growth of $10,000 (as of June 30, 2023)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

2	www.xsquarecapital.com

Management Discussion of Fund
X-Square Balanced Fund	Performance and Portfolio Update
June 30, 2023 (Unaudited)

Top Ten Holdings (as a % of Net Assets)* as of June 30, 2023

U.S. Treasury Note, 2.25%, 03/31/24	21.12%
Ginnie Mae II Pool, 2.00%, 08/20/51	8.49%
U.S. Treasury Note, 0.63%, 10/15/24	4.00%
U.S. Treasury Bond, 2.75%, 08/15/32	2.69%
Suncor Energy, Inc.	2.30%
Diamondback Energy, Inc.	1.91%
Activision Blizzard, Inc.	1.76%
Copart, Inc.	1.59%
PulteGroup, Inc.	1.58%
Costco Wholesale Corp.	1.53%
Top Ten Holdings	46.97%

Portfolio Composition (as a % of Net Assets)* as of June 30, 2023

Common Stock - US	50.95%
Common Stock - Foreign	11.16%
Government Bond	28.50%
Mortgage-Backed Securities	8.49%
Other Assets in Excess of Liabilities	0.90%
Net Assets	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | June 30, 2023	3

X-Square Balanced Fund	Disclosure of Fund Expenses
June 30, 2023 (Unaudited)

Examples. As a shareholder of the X-Square Balanced Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2023 and held through June 30, 2023.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period 1/1/23 to 6/30/23" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	www.xsquarecapital.com

X-Square Balanced Fund	Disclosure of Fund Expenses
June 30, 2023 (Unaudited)

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/23	Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23(a)
Class A:
Actual Fund Return	$1,000.00	$1,064.80	2.75%	$14.08
Hypothetical Fund Return	$1,000.00	$1,011.13	2.75%	$13.74
Class C:
Actual Fund Return	$1,000.00	$1,061.80	3.50%	$17.89
Hypothetical Fund Return	$1,000.00	$1,007.44	3.50%	$17.42
Institutional Class:
Actual Fund Return	$1,000.00	$1,066.10	2.50%	$12.81
Hypothetical Fund Return	$1,000.00	$1,012.40	2.50%	$12.47

(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Semi-Annual Report | June 30, 2023	5

X-Square Balanced Fund	Schedule of Investments
June 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS (62.11%)
COMMUNICATIONS (4.65%)
Activision Blizzard, Inc.	7,810	$658,384
Alphabet, Inc., Class C(a)	4,300	520,170
Meta Platforms, Inc., Class A(a)	1,494	428,748
Zillow Group, Inc., Class C(a)	2,688	135,099
		1,742,401
CONSUMER DISCRETIONARY (12.60%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,650	137,528
Amazon.com, Inc.(a)	2,607	339,849
Chipotle Mexican Grill, Inc.(a)	63	134,757
Copart, Inc.(a)	6,519	594,598
Domino's Pizza, Inc.	167	56,277
Home Depot, Inc.	1,197	371,836
Lennar Corp., Class A	4,185	524,422
MercadoLibre, Inc.(a)	332	393,287
PulteGroup, Inc.	7,635	593,087
Skechers USA, Inc., Class A(a)	9,350	492,371
TJX Cos., Inc.	6,691	567,330
Tractor Supply Co.	2,285	505,214
		4,710,556
CONSUMER STAPLES (5.28%)
Altria Group, Inc.	7,863	356,194
Calavo Growers, Inc.	4,002	116,138
Costco Wholesale Corp.	1,067	574,450
Dollar General Corp.	2,033	345,163
Mission Produce, Inc.(a)	10,641	128,969
Philip Morris International, Inc.	4,659	454,811
		1,975,725
ENERGY (6.85%)
Chesapeake Energy Corp.	4,824	403,672
Diamondback Energy, Inc.	5,452	716,175
EOG Resources, Inc.	2,930	335,309
New Fortress Energy, Inc.	9,300	249,054

See Notes to Financial Statements.
6	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments
June 30, 2023 (Unaudited)

Description	Shares	Value
ENERGY (continued)
Suncor Energy, Inc.	29,339	$860,220
		2,564,430
FINANCIALS (7.30%)
Ally Financial, Inc.	10,226	276,204
Berkshire Hathaway, Inc., Class B(a)	1,626	554,466
Chubb, Ltd.	2,330	448,665
Intercontinental Exchange, Inc.	963	108,896
JPMorgan Chase & Co.	3,131	455,372
Marsh & McLennan Cos., Inc.	2,785	523,803
OFG Bancorp	3,525	91,932
Popular, Inc.	1,151	69,659
Truist Financial Corp.	6,725	204,104
		2,733,101
HEALTH CARE (3.33%)
Amgen, Inc.	1,767	392,309
Bausch Health Cos., Inc.	11,163	89,304
Johnson & Johnson	2,589	428,531
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	44,770	337,118
		1,247,262
INDUSTRIALS (8.27%)
Fastenal Co.	7,118	419,891
Generac Holdings, Inc.(a)	2,305	343,745
General Dynamics Corp.	2,338	503,021
Lockheed Martin Corp.	1,097	505,037
RXO, Inc.(a)	4,132	93,672
Southwest Airlines Co.	9,820	355,582
United Rentals, Inc.	1,289	574,083
XPO, Inc.(a)	5,034	297,006
		3,092,037
MATERIALS (3.82%)
Freeport-McMoRan, Inc.	7,145	285,800
Glencore PLC, ADR	48,494	546,043
Rio Tinto PLC, ADR	3,425	218,652
Tecnoglass, Inc.	3,574	184,633

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2023	7

X-Square Balanced Fund	Schedule of Investments
June 30, 2023 (Unaudited)

Description	Shares	Value
MATERIALS (continued)
Vale SA, ADR	14,665	$196,804
		1,431,932
TECHNOLOGY (10.01%)
Advanced Micro Devices, Inc.(a)	5,043	574,448
Akamai Technologies, Inc.(a)	2,305	207,150
Apple, Inc.	2,527	490,162
Booz Allen Hamilton Holding Corp.	1,251	139,612
Fortinet, Inc.(a)	5,176	391,254
Garmin, Ltd.	3,412	355,837
MarketAxess Holdings, Inc.	820	214,364
Mastercard, Inc., Class A	980	385,434
Micron Technology, Inc.	6,285	396,646
N-able, Inc.(a)	5,242	75,537
PayPal Holdings, Inc.(a)	2,282	152,278
Shopify, Inc., Class A(a)	3,827	247,224
SolarWinds Corp.(a)	11,606	119,078
		3,749,024

TOTAL COMMON STOCKS (Cost $21,844,316)		23,246,468

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (8.49%)
Residential (8.49%)
Ginnie Mae II Pool, Series
2021-
08/20/51, 2.00%	$3,775,568	$3,176,551

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,213,325)		3,176,551

GOVERNMENT BONDS (28.25%)
U.S. Treasury Bond
08/15/32, 2.75%	1,100,000	1,008,434
U.S. Treasury Notes
10/15/24, 0.63%	1,590,000	1,498,016
01/31/25, 1.38%	126,500	119,300
10/31/26, 1.63%	45,600	41,703

See Notes to Financial Statements.
8	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Value
GOVERNMENT BONDS (continued)
03/31/24, 2.25%	$8,095,000	$7,905,590
		9,564,609

TOTAL GOVERNMENT BONDS (Cost $10,826,571)		10,573,043

SHORT-TERM INVESTMENTS (0.25%)
U.S. Treasury Bills
09/28/23, 5.11%(b)	95,000	93,815

TOTAL SHORT-TERM INVESTMENTS (Cost $93,796)		93,815

TOTAL INVESTMENTS (99.10%) (Cost $35,978,008)		37,089,877
Other Assets In Excess Of Liabilities (0.90%)		335,490
NET ASSETS (100.00%)		$37,425,367

(a)	Non-income producing security.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2023	9

X-Square Balanced Fund	Statement of Assets and Liabilities
June 30, 2023 (Unaudited)

ASSETS:
Investments, at fair value (Cost $35,978,008)	$37,089,877
Cash	105,154
Dividend and interest receivable	86,673
Tax reclaim receivable	1,114
Capital shares sold receivable	313,392
Prepaid expenses and other assets	17,373
Total Assets	37,613,583

LIABILITIES:
Accrued chief compliance officer fees payable	1,971
Payable due to advisor	37,635
Accrued distribution fees payable	9,905
Accrued professional fees payable	68,628
Capital shares redeemed payable	61,978
Other payables and accrued expenses	8,099
Total Liabilities	188,216
Net Assets	$37,425,367

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$36,819,052
Total distributed earnings/(deficit)	606,315
Net Assets	$37,425,367

See Notes to Financial Statements.
10	www.xsquarecapital.com

X-Square Balanced Fund	Statement of Assets and Liabilities
June 30, 2023 (Unaudited)

NET ASSET VALUE
Class A:
Net assets	$31,511,577
Shares outstanding (unlimited shares authorized, no par value)	2,725,417
Net Asset Value per Share	$11.56
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$12.23
Class C:
Net assets	4,325,733
Shares outstanding (unlimited shares authorized, no par value)	384,999
Net Asset Value per Share	11.24
Institutional Class:
Net assets	1,588,057
Shares outstanding (unlimited shares authorized, no par value)	136,071
Net Asset Value per Share	11.67

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2023	11

X-Square Balanced Fund	Statement of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax $6,637)	$235,424
Interest	193,347
Total Investment Income	428,771

EXPENSES:
Investment advisory fee (see Note 4)	179,586
Fund accounting, administration and compliance fees	89,298
Distribution fees
Class A	37,704
Class C	21,334
Professional fees	80,117
Trustees' fees and expenses	17,497
Transfer agent fees	26,059
Recoupment of previously waived fees	36,489
Other expenses	21,097
Total Expenses	509,181
Net Investment Loss	(80,410)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	(76,431)
Foreign currency transactions	71
Net realized loss:	(76,360)
Change in unrealized appreciation/(depreciation) on:
Investment securities	2,424,076
Foreign currency transactions	7
Net change in unrealized appreciation/ (depreciation)	2,424,083
Net Realized and Unrealized Gain on Investments	2,347,723
Net Increase in Net Assets Resulting from Operations	$2,267,313

See Notes to Financial Statements.
12	www.xsquarecapital.com

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
FROM OPERATIONS:
Net investment loss	$(80,410)	$(222,649)
Net realized gain/(loss)	(76,360)	73,216
Net change in unrealized
appreciation/(depreciation)	2,424,083	(3,725,004)
Net Increase/(Decrease) in Net Assets from Operations	2,267,313	(3,874,437)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Class A:	(318,436)	(564,899)
Class C:	(47,165)	(84,245)
Institutional Class:	(15,123)	(30,368)
Net Decrease in Net Assets from Distributions to Shareholders	(380,724)	(679,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A:	2,251,523	8,489,218
Class C:	108,450	713,670
Institutional Class:	162,300	58,414
Reinvestment of distributions
Class A:	207,502	336,473
Class C:	20,914	41,365
Institutional Class:	11,607	24,451
Cost of shares redeemed
Class A:	(1,558,444)	(2,297,828)
Class C:	(216,045)	(314,326)
Institutional Class:	(82,967)	(61,093)
Redemption fees
Class A:	–	769
Net Increase from Capital Share Transactions	904,840	6,991,113
Net Increase in Net Assets	$2,791,429	$2,437,164

NET ASSETS:
Beginning of period	34,633,938	32,196,774

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2023	13

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
End of period	$37,425,367	$34,633,938

OTHER INFORMATION:
Capital Share Transactions:
Class A:
Beginning shares	2,645,402	2,090,027
Shares sold	199,508	723,685
Shares issued as reinvestment of dividends	18,138	29,780
Shares redeemed	(137,631)	(198,090)
Ending Shares	2,725,417	2,645,402
Class C:
Beginning shares	392,989	351,564
Shares sold	9,985	64,031
Shares issued as reinvestment of dividends	1,876	3,716
Shares redeemed	(19,851)	(26,322)
Ending Shares	384,999	392,989
Institutional Class:
Beginning shares	127,916	125,856
Shares sold	14,352	5,228
Shares issued as reinvestment of dividends	1,006	2,127
Shares redeemed	(7,203)	(5,295)
Ending Shares	136,071	127,916

See Notes to Financial Statements.
14	www.xsquarecapital.com

X-Square Balanced Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$10.97	$12.57	$11.61	$10.37	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)	(0.07)	(0.20)	(0.14)	(0.00	)(b)(c)
Net realized and unrealized gain/(loss) on investments	0.73	(1.29)	1.28	1.38	0.37
Net increase/(decrease) in Net Asset Value	0.71	(1.36)	1.08	1.24	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–	–	(0.12)	–	–
From return of capital	(0.12)	(0.24)	–	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.12)	–	–

Net asset value per share - end of period	$11.56	$10.97	$12.57	$11.61	$10.37

Total Investment Return - Net Asset Value(d)	6.48%	(10.88%)	9.31%	11.96%	3.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$31,512	$29,014	$26,262	$8,756	$779
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.75%	2.75%	2.75%	2.75%	2.75	%(e)

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2023	15

X-Square Balanced Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.75%	3.28%	3.50%	13.07%	115.61	%(e)
Ratio of net investment loss to average net assets	(0.37%)	(0.59%)	(1.59%)	(1.26%)	(0.19%)
Portfolio turnover rate	13.37%	51.37%	18.40%	20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(e)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
16	www.xsquarecapital.com

X-Square Balanced Fund – Class C	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$10.70	$12.36	$11.50	$10.35	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.15)	(0.29)	(0.21)	(0.02	)(b)
Net realized and unrealized gain/(loss) on investments	0.72	(1.27)	1.27	1.36	0.37
Net increase/(decrease) in Net Asset Value	0.66	(1.42)	0.98	1.15	0.35

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–	–	(0.12)	-	-
From return of capital	(0.12)	(0.24)	–	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.12)	–	–

Net asset value per share - end of period	$11.24	$10.70	$12.36	$11.50	$10.35

Total Investment Return - Net Asset Value(c)	6.18%	(11.56%)	8.53%	11.11%	3.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$4,326	$4,205	$4,345	$1,431	$113
Ratio of actual expenses to average net assets including fee waivers and reimbursements	3.50%	3.50%	3.50%	3.50%	3.50	%(d)

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2023	17

X-Square Balanced Fund – Class C	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	3.50%	4.02%	4.23%	14.81%	161.50	%(d)
Ratio of net investment loss to average net assets	(1.12%)	(1.35%)	(2.34%)	(1.95%)	(0.99%)
Portfolio turnover rate	13.37%	51.37%	18.40%	20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Annualized.
(c)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(d)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
18	www.xsquarecapital.com

X-Square Balanced Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$11.06	$12.63	$11.65	$10.37	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.04)	(0.17)	(0.11)	(0.00	)(b)(c)
Net realized and unrealized gain/(loss) on investments	0.74	(1.29)	1.27	1.39	0.37
Net increase/(decrease) in Net Asset Value	0.73	(1.33)	1.10	1.28	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–	–	(0.12)	–	–
From return of capital	(0.12)	(0.24)	–	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.12)	–	–

Net asset value per share - end of period	$11.67	$11.06	$12.63	$11.65	$10.37

Total Investment Return - Net Asset Value(d)	6.61%	(10.59%)	9.45%	12.34%	3.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$1,588	$1,414	$1,590	$1,035	$41
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.50%	2.50%	2.50%	2.50%	2.50	%(e)

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2023	19

X-Square Balanced Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period November 4, 2019 (Commencement of Operations) to December 31, 2019
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.50%	3.01%	3.37%	12.00%	239.72	%(e)
Ratio of net investment loss to average net assets	(0.12%)	(0.36%)	(1.37%)	(1.00%)	(0.21%)
Portfolio turnover rate	13.37%	51.37%	18.40%	20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(e)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
20	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2023 (Unaudited)

NOTE 1 - ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund's Investment Adviser is X-Square Capital, LLC (the "Adviser”). The Fund is a related party to the Adviser.

Subject to certain exceptions, investments in Class C shares are subject to a 1.00% contingent deferred sales charge if shares are sold within 12 months of purchase. The contingent deferred sales charge is expected to be calculated based on the lesser of the offering price and market value of shares being sold.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America ("GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange ("NYSE”) as of the fiscal year end of the Fund.

Portfolio Valuation: The net asset value ("NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund's NAV per common share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund's Board of Managers (“the Board”) using a variety of pricing techniques and methodologies.

Semi-Annual Report | June 30, 2023	21

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2023 (Unaudited)

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund's valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

22	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2023 (Unaudited)

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Interest income is recorded on an accrual basis.

Expenses: Some expenses of the Fund can be directly attributed to a Fund specific share class. Expenses that cannot be directly attributed are apportioned among all share classes based on average net assets. Expenses are recognized when incurred.

Income Taxes: The Fund is taxed under the dispositions applicable to Registered Investment Companies established by the Puerto Rico Internal Revenue Code of 2011, as amended ("the Code"), its regulations and the administrative pronouncements promulgated thereunder. The Code states that every registered investment company will be exempt from Puerto Rico income tax for a taxable year if it distributes to its stockholders at least 90% of its taxable net investment income for such taxable year. The Fund intends to meet the 90% distribution requirement on a yearly basis to maintain the income tax exemption.

For U.S. federal income taxes, the Fund will be treated as a foreign corporation not engaged in a trade or business in the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) and does not intend to derive income treated as effectively connected with a trade or business in the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund will only be subject to United States federal income taxes if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 30% gross rate on such U.S. source income (not including interest received by the Fund on certain registered obligations).

The Puerto Rico income tax basis of the Fund's investments at June 30, 2023, was $35,980,030 and net unrealized appreciation for income tax purposes was $1,111,869 (gross unrealized appreciation $3,899,537; gross unrealized depreciation ($2,787,668)).

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2022 tax returns. The Fund identifies its major tax jurisdictions as Commonwealth of Puerto Rico; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Fund remains subject to income tax examinations for its PR income taxes generally for the years 2019 through 2022.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of June 30, 2023.

Semi-Annual Report | June 30, 2023	23

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2023 (Unaudited)

Indemnification: The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 - FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund's investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

24	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$23,246,468	$–	$–	$23,246,468
Government Bonds	10,573,043	–	–	10,573,043
Mortgage-Backed Securities	–	3,176,551	–	3,176,551
Short-Term Investments	93,815	–	–	93,815
Total	$33,913,326	$3,176,551	$–	$37,089,877

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at June 30, 2023. There were no transfers in or out from Level 3 as of and for the six months ended June 30, 2023.

NOTE 4 - INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 1.00% of its average daily net assets.

The Adviser, a related party to the Fund, pursuant to an Amended and Restated Expense Reimbursement Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund's prospectus (through April 30, 2024), to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) will not exceed 2.75%, 3.50% and 2.50% of the Fund's average daily net assets for Class A, Class C and Institutional Class shares, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. This Agreement shall continue automatically for periods of one year (each such one year period, a “Renewal Year”). This Agreement may be terminated, as to any succeeding Renewal Year, by either party upon 60 days' written notice prior to the end of the then current Renewal Year. Notwithstanding the foregoing, this Agreement may be terminated by the Fund's Board of Managers at any time if it determines that such termination is in the best interest of the Fund and its shareholders. The Adviser may not terminate this waiver arrangement without the approval of the Fund's Board of Managers.

Semi-Annual Report | June 30, 2023	25

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2023 (Unaudited)

As of June 30, 2023, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

	Expiring in 2024	Expiring in 2025	Expiring in 2026
Class A	$135,149	$146,429	$13,946
Class C	21,133	20,782	2,024
Institutional	10,793	7,432	671

NOTE 5 - OTHER AGREEMENTS

Distribution and Services Agreement

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year with respect to Class A Shares, 0.00% with respect to Institutional Class shares and 1.00% with respect to Class C shares. The Class C distribution fee includes a distribution fee of up to 0.75% and a service fee of up to 0.25%.

ALPS Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of the Fund's shares.

Administration, Bookkeeping and Pricing Agreement

ALPS Fund Services, Inc. ("ALPS") serves as the administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with ALPS administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund operations.

Transfer Agency Agreement

ALPS also serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Fund.

NOTE 6 - INVESTMENT TRANSACTIONS

Investment transactions for the six months ended June 30, 2023, excluding U.S. Government Obligations and short-term investments, were as follows:

Cost of Investments	Proceeds from
Purchased	Investments Sold
$4,637,089	$4,412,513

26	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements
June 30, 2023 (Unaudited)

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2023 were as follows:

Cost of Investments	Proceeds from
Purchased	Investments Sold
$-	$-

NOTE 7 - LINE OF CREDIT

As of June 30, 2023, the Fund had secured a bank line of credit through U.S. Bank, subject to the limitations of the 1940 Act for borrowings. During the six months ended June 30, 2023, the Fund had no outstanding borrowings.

NOTE 8 - RISKS AND UNCERTAINTIES

The ongoing war in Ukraine posses a risk to global stability. Supply chains including crops such as wheat could be further disrupted by the conflict, thus putting incremental pressure on prices. In addition, energy security and markets will continue to experience instability as Ukraine is a major gas corridor and Russia supplies more than 10% of global energy consumption. The net result of this environment is inflation which has a negative impact on margins, consumption and Central Bank reaction function which is to deliver higher rates for longer.

NOTE 9 - SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Semi-Annual Report | June 30, 2023	27

X-Square Balanced Fund	Additional Information
June 30, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund's Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-787-282-1621 and on the SEC's website at http://www.sec.gov.

PROXY VOTING

A description of the Fund's proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-787-282-1621, (2) on the Fund's website located at http://www.xsquarecapital.com, or (3) on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available on the SEC's website at http://www.sec.gov.

28	www.xsquarecapital.com

Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc. is the Distributor for the X-Square Balanced Fund.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Balanced Fund, LLC

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	August 30, 2023